Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$3,500	$ 3,498,320
		$ 3,498,320
Education — 1.5%
University of North Carolina at Chapel Hill, 3.638%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	$4,500	$ 4,497,570
		$ 4,497,570
Electric Utilities — 1.0%
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/25	$620	$ 620,893
5.00%, 2/1/26	1,290	1,317,490
5.00%, 2/1/27	1,000	1,040,070
		$ 2,978,453
General Obligations — 21.7%
Bergen County Improvement Authority, NJ, (Guaranteed Governmental Pooled Project), 4.50%, 5/28/25	$2,000	$ 2,009,540
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,240,300
Chicago Board of Education, IL:
4.00%, 12/1/27	3,215	3,202,687
5.00%, 12/1/25	5,000	5,028,150
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,000	1,002,080
Danbury, CT, 5.00%, 2/24/25(2)	5,000	5,011,100
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed), 4.00% to 8/1/27 (Put Date), 8/1/50	1,625	1,652,576
El Paso, TX:
5.00%, 8/15/25	2,250	2,276,527
5.00%, 8/15/26	1,000	1,032,030
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,794,211
Henrico County, VA, 5.00%, 7/15/25	1,480	1,496,221
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25	2,000	2,012,640
Illinois:
5.00%, 7/1/25	1,000	1,007,710
5.00%, 11/1/25	2,000	2,025,860
5.00%, 3/1/26	1,100	1,120,031
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/25	$7,500	$ 7,341,225
Los Angeles Unified School District, CA, 5.00%, 7/1/25	2,000	2,022,380
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,423,758
New Jersey, 5.00%, 6/1/26	3,135	3,221,369
New York, NY:
5.00%, 8/1/25	1,275	1,289,063
5.00%, 8/1/25	2,835	2,866,270
Pawtucket, RI, 4.50%, 10/24/25	1,500	1,508,505
Philadelphia School District, PA, 5.00%, 9/1/28	1,745	1,847,641
Philadelphia, PA, 5.00%, 2/1/25	2,105	2,107,842
Puerto Rico:
5.375%, 7/1/25	2,520	2,534,428
5.625%, 7/1/27	2,740	2,840,662
Quincy, MA, 5.00%, 7/25/25	2,500	2,524,750
South Carolina, (Economic Development), 5.00%, 4/1/25	2,500	2,511,775
		$ 65,951,331
Hospital — 14.3%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.32%, (SIFMA + 0.70%), 11/15/47(1)	$7,130	$ 7,070,964
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,503,990
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,171,002
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.17%, (SIFMA + 0.55%), 5/15/61(1)	3,000	2,987,940
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,674,496
Franklin County, OH, (Trinity Health Credit Group), 3.55% to 2/3/25 (Put Date), 12/1/46(3)	1,250	1,250,812
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,295	1,334,122
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.05%, 12/1/41(4)	2,565	2,565,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	5,500	5,613,575
Kentucky Economic Development Finance Authority, (Catholic Health), 3.30%, 5/1/34(5)	5,995	5,995,000
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/25	1,560	1,577,722
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.22%, (SIFMA + 0.60%), 7/1/49(1)(2)	1,000	996,850

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 4.10%, 11/1/64(4)	$2,900	$ 2,900,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.32%, (SIFMA + 0.70%), 11/15/47(1)	1,000	993,330
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health):
5.00%, 7/1/25	1,250	1,260,037
5.00%, 7/1/26	1,500	1,537,455
		$ 43,432,295
Housing — 4.3%
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	$1,305	$ 1,293,829
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,479,725
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	650	650,780
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,217,408
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,251,809
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20% to 1/15/26 (Put Date), 7/1/56	1,020	1,015,124
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,235,588
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	2,750	2,736,333
3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,253,488
		$ 13,134,084
Industrial Development Revenue — 9.7%
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	$750	$ 744,938
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	3,008,040
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 4.20%, 5/1/28(3)	1,000	999,850
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	2,000	2,002,300
Louisiana Offshore Terminal Authority, (Loop, LLC), 4.20% to 10/1/25 (Put Date), 10/1/37	2,000	2,003,840
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.125% to 6/2/25 (Put Date), 12/1/26(2)	2,000	1,998,200
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.50% to 7/1/25 (Put Date), 10/1/33	$5,000	$ 5,006,050
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,023,990
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	1,275	1,239,835
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	2,964,390
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	2,000	1,970,060
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.375% to 6/15/28 (Put Date), 3/1/40	1,000	988,010
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,572,985
		$ 29,522,488
Insured - Electric Utilities — 1.8%
Springfield, IL, Electric Revenue:
(BAM), 5.00%, 3/1/26	$2,000	$ 2,041,820
(BAM), 5.00%, 3/1/27	3,220	3,347,222
		$ 5,389,042
Insured - General Obligations — 1.8%
Allegheny County, PA, (AGM), 3.948%, (67% of 3 mo. SOFR + 0.55%), 11/1/26(1)	$1,650	$ 1,642,212
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,162,109
Colorado Science and Technology Park Metropolitan District No. 1:
(AGM), 5.00%, 12/1/25	450	456,876
(AGM), 5.00%, 12/1/26	375	387,555
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,881,560
		$ 5,530,312
Insured - Special Tax Revenue — 1.2%
Casino Reinvestment Development Authority, Inc., NJ:
(AGC), 5.00%, 11/1/25	$750	$ 761,085
(AGC), 5.00%, 11/1/26	865	893,337
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AGM), 4.00%, 2/1/26	2,055	2,074,482
		$ 3,728,904
Lease Revenue/Certificates of Participation — 4.3%
Burlington County Bridge Commission, NJ, 4.50%, 8/5/25	$2,000	$ 2,014,360

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Jacksonville, FL, 5.00%, 10/1/26	$1,085	$ 1,122,216
Michigan Finance Authority, 5.00%, 7/21/25	2,500	2,521,475
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,259,812
Oklahoma Capitol Improvement Authority:
5.00%, 7/1/25	3,000	3,029,400
5.00%, 7/1/26	2,000	2,056,740
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,040,750
		$ 13,044,753
Other Revenue — 10.4%
Black Belt Energy Gas District, AL, 4.885%, (67% of SOFR + 1.85%), 6/1/49(1)	$2,500	$ 2,562,675
Illinois Finance Authority, (Field Museum of Natural History), 4.322%, (70% of SOFR + 1.20%), 11/1/34(1)	4,050	4,045,262
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,508,085
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	679,961
5.00%, 3/1/25	540	540,972
5.00%, 9/1/25	500	504,060
5.00%, 9/1/25	325	327,639
5.00%, 3/1/26	350	355,191
5.00%, 9/1/26	275	280,951
5.00%, 12/1/26	850	870,128
5.00%, 3/1/27	400	411,404
5.00%, 9/1/27	425	439,896
New Mexico Municipal Energy Acquisition Authority, (Liq: Royal Bank of Canada), 5.00% to 5/1/25 (Put Date), 11/1/39	2,500	2,508,850
Northern California Energy Authority:
5.00%, 8/1/25	650	654,433
5.00%, 8/1/26	940	958,405
5.00%, 8/1/27	500	515,870
Northern California Gas Authority No. 1, Gas Project Revenue, 3.973%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(1)	1,905	1,904,676
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	3,007,631
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	1,035	1,069,269
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.739%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(1)	1,845	1,846,771
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	$1,575	$ 1,619,289
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/25	1,000	1,005,170
		$ 31,616,588
Senior Living/Life Care — 2.3%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.672%, (70% of SOFR + 0.55%), 5/15/56(1)	$5,500	$ 5,247,000
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.):
5.00%, 8/1/25	1,000	1,006,390
5.00%, 8/1/26	700	714,364
		$ 6,967,754
Special Tax Revenue — 5.3%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/25	$4,800	$ 4,846,128
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/25	650	655,603
5.00%, 7/1/26	600	615,690
5.00%, 7/1/27	1,000	1,042,640
Illinois, Sales Tax Revenue, 4.00%, 6/15/25	3,250	3,255,168
Louisiana Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 3.80%, 5/1/43(4)	1,100	1,100,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,506
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,250	1,244,600
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	41,526
Triborough Bridge and Tunnel Authority, NY, Social Bonds, 5.00% to 11/15/25 (Put Date), 11/15/43	3,250	3,305,770
		$ 16,167,631
Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$1,500	$ 1,517,100
		$ 1,517,100
Transportation — 10.2%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/25	$3,200	$ 3,240,032
E-470 Public Highway Authority, CO, 3.738%, (67% of SOFR + 0.75%), 9/1/39(1)	2,000	1,999,340

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	$2,500	$ 2,538,375
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,768,340
(AMT), 5.00%, 10/1/27	2,500	2,596,325
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,035,610
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,079,400
Pennsylvania Turnpike Commission, 4.47%, (SIFMA + 0.85%), 7/15/41(1)	5,000	4,992,550
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	2,415	2,432,847
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,024,600
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,825	1,830,365
South Carolina Ports Authority, (AMT), 5.00%, 7/1/25	2,520	2,539,354
		$ 31,077,138
Water and Sewer — 6.9%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,269,047
Clairton Municipal Authority, PA:
5.00%, 12/1/25	660	667,999
5.00%, 12/1/26	700	716,702
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	4,997,500
Houston, TX, Combined Utility System Revenue:
5.00%, 11/15/25	4,000	4,069,000
5.00%, 11/15/26	2,750	2,852,300
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,282,125
Knoxville, TN, Wastewater System Revenue, 4.00%, 4/1/25	4,150	4,159,628
West Virginia Water Development Authority, 5.00%, 11/1/25	1,025	1,039,473
		$ 21,053,774
Total Tax-Exempt Municipal Obligations (identified cost $299,249,085)		$299,107,537
Total Investments — 98.4% (identified cost $299,249,085)		$299,107,537
Other Assets, Less Liabilities — 1.6%		$ 4,774,866
Net Assets — 100.0%		$303,882,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $8,006,150 or 2.6% of the Fund's net assets.
(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Security is in default and making only partial interest payments.
At December 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	14.3%
Illinois	11.3%
Others, representing less than 10% individually	72.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 2.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$299,107,537	$ —	$299,107,537
Total Investments	$ —	$299,107,537	$ —	$299,107,537
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.